LEASE	12 Months Ended
Dec. 31, 2019
LEASE
LEASE

NOTE 12. LEASE

The Company has an operating lease for office with a three-year term and an operating lease for employee's dormitory with a one-year term. Both of the Company’s leases are classified as operating leases. The operating lease for office includes one option to renew, which is typically at the Company's sole discretion. The renewal to extend the lease term is not included in our right of use assets and lease liabilities as it is not reasonably certain of exercise. The Company regularly evaluates the renewal option, and, when it is reasonably certain to exercise, it will include the renewal period in its lease term. New lease modifications result in remeasurement of the right of use asset and lease liability. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to the operating lease for office was as follows:

	The Years Ended December 31,
	2019	2018
Right-of-use assets	$196,435	$—

Lease payment liability- current	92,230	—
Lease payment liability-non current	96,707	—
Total lease payment liability	$188,937	$—

The remaining lease term and discount rate for the operating lease for office were as follows as of December 31, 2019:

Remaining lease term (years)	2.3

Discount rate	4.75%

For the years ended December 31, 2019, the lease expense was as follows in 2019:

For the Year Ended December 31, 2019
Operating lease cost	$90,990
Short-term lease cost	16,550
Total	$107,540

Cash payment for operating lease under ASC 842 in the year of 2019 was $131,232.

For the years ended December 31, 2018 and 2017, rental expenses based on ASC 840 were $59,414 and $70,586, respectively.

The operating lease payment for the employee's dormitory was fully paid as of December 31, 2019. The following is a schedule, by fiscal years, of  the maturities of lease liabilities as of December 31, 2019:

2020	$97,474
2021	97,474
2022 and thereafter	—
Total lease payments	194,948
Less: imputed interest	(6,011)
Present value of lease liabilities	$188,937